Convertible Debentures - Additonal Information (Detail) $ in Millions			12 Months Ended
	Feb. 08, 2019 CAD ($)	Aug. 09, 2017 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Debt Instrument [Line Items]
Long-term debt, face amount			$ 11,486
Proceeds from convertible debt			(513)	$ 0
Interest on short-term notes			7	62
Convertible Debt [Member]
Debt Instrument [Line Items]
Long-term debt, face amount		$ 1,540	0	513
Long-term debt, interest rate		4.00%
Proceeds from convertible debt		$ 513
Debt issuance costs		$ 27
Interest on short-term notes			7	$ 62
Avista Corporation [Member]
Debt Instrument [Line Items]
Conversion ratio	0.3333
Repayments of convertible debt	$ 513		513
Payments for interest	7		$ 7
Derecognition of deferred financing costs	$ 24
Initial Instalment [Member] | Avista Corporation [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion ratio			0.333
Final Instalment [Member] | Avista Corporation [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Conversion ratio			0.667